Proposed Merger	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Business Acquisition [Line Items]
Proposed Merger
Proposed Merger

On October 11, 2017, the Company announced that it had entered into an Agreement and Plan of Merger
(the “Merger Agreement”) with Ultra SC Inc., a Nevada corporation and a direct, wholly owned Subsidiary of DXC (“Ultra SpinCo”), Ultra First VMS Inc., a Delaware corporation and a direct, wholly owned Subsidiary of Ultra SpinCo (“Vencore Merger Corp”), Ultra Second, a Delaware limited liability company and a direct, wholly owned Subsidiary of Ultra SpinCo, Ultra KMS Inc., a Delaware corporation and a direct, wholly owned Subsidiary of Ultra SpinCo (“KeyPoint Merger Sub”), Vencore, KeyPoint, The SI Organization Holdings LLC, a Delaware limited liability company, and KGS Holding LLC, a Delaware limited liability company.

The Merger Agreement provides that, at closing, KeyPoint Merger Sub will merge with and into KeyPoint (the “KeyPoint Merger”), with KeyPoint surviving the KeyPoint Merger, and concurrently Vencore Merger Corp will merge with and into Vencore (the “First Vencore Merger”), with Vencore surviving the First Vencore Merger, and immediately after the KeyPoint Merger and First Vencore Merger, Vencore will merge with and into Ultra Second (the “Second Vencore Merger” and, together with the KeyPoint Merger and the First Vencore Merger, the “Mergers”), with Ultra Second surviving the Second Vencore Merger.

At the effective time of the KeyPoint Merger, all of the outstanding shares of KeyPoint common stock will be converted into the right to receive, in the aggregate, merger consideration consisting of shares of Ultra SpinCo common stock representing approximately 2.65% of the total number of shares of Ultra SpinCo common stock outstanding (on a fully diluted basis) immediately after the effective time of the Mergers.

At the effective time of the First Vencore Merger, all of the outstanding shares of Vencore common stock will be automatically converted into the right to receive, in the aggregate, merger consideration consisting of (i) $400.0 million in cash and (ii) shares of Ultra SpinCo common stock representing approximately 11.38% of the total number of shares of Ultra SpinCo common stock outstanding (on a fully diluted basis) immediately after the effective time of the Mergers.

The consummation of the Mergers is subject to certain customary and other conditions, including (i) the completion of the Separation of Ultra SprinCo from DXC, the payment of the Distribution Consideration, and the completion of the Distribution to DXC, (ii) the expiration of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, (iii) the effectiveness of the registration statement to be filed with the SEC and the approval for listing on the NYSE or the NASDAQ Global Market of the shares of Ultra SpinCo common stock to be issued in the Distribution, (iv) the accuracy of the parties’ representations and warranties and the performance of their respective covenants contained in the Merger Agreement, and (v) receipt of an opinion from DXC counsel that the Distribution should qualify as a tax-free spin-off.

The Merger Agreement contains customary and other representations, warranties and covenants, including a covenant for DXC and Ultra SpinCo to use reasonable best efforts to consummate and make effective the Separation and payment of the Distribution Consideration (each as defined in the Merger Agreement) contemplated by the Distribution Agreement in accordance with its terms prior to October 1, 2018.